Intangible assets (Details 1)	12 Months Ended
Jun. 30, 2019 ILS (₪)
Intangible Assets
Net value of the CGU net of taxes	₪ 294,000,000
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	3,668,000,000
Value of goodwill of the CGU	₪ 268,000,000
Annual discount rate after tax	8.50%
Long-term growth rate	1.50%
Long-term market share	25.00%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	₪ 55,500,000